EMPLOYEE BENEFIT PLANS (Details 3)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Pension Plan
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.62%	5.30%
Expected long-term return on plan assets (as a percent)	7.75%	7.75%
Period for which annualized returns are obtained for each asset class (in years)	25
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	5.30%	5.57%	6.30%
Rate of compensation increase (as a percent)			3.75%
Expected long-term return on plan assets (as a percent)	7.75%	8.00%	8.00%
Defined Benefit Pension Plan | Minimum
Weighted-average assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)	2.50%	2.50%
Weighted-average assumptions used to determine net periodic benefit cost
Rate of compensation increase (as a percent)	2.50%	0.00%
Defined Benefit Pension Plan | Maximum
Weighted-average assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)	3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost
Rate of compensation increase (as a percent)	3.00%	3.75%
Unfunded Excess Benefits Plan
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.07%	4.79%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	4.79%	5.40%	6.30%
Rate of compensation increase (as a percent)			4.75%
Unfunded Excess Benefits Plan | Minimum
Weighted-average assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost
Rate of compensation increase (as a percent)	3.50%	0.00%
Unfunded Excess Benefits Plan | Maximum
Weighted-average assumptions used to determine benefit obligations
Rate of compensation increase (as a percent)	4.00%	4.00%
Weighted-average assumptions used to determine net periodic benefit cost
Rate of compensation increase (as a percent)	4.00%	4.75%
Group life insurance plan
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	4.62%
Expected long-term return on plan assets (as a percent)	3.45%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	5.40%
Expected long-term return on plan assets (as a percent)	3.75%
Retiree medical plan
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	1.97%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	2.66%